PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2014
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.              PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2013 and 2014, consists of the following:

	Thousands of Yen
	2013	2014
Leasehold improvements	¥112,296	¥159,384
Furniture and fixtures	99,520	101,179
Computers	873,716	880,474
Assets under capital lease, principally office equipment	19,706	18,858
Total	1,105,238	1,159,895
Accumulated depreciation	(315,914)	(456,981)
Property and equipment—net	¥789,324	¥702,914

The Company recognized an impairment loss on long-lived assets of ¥34,884 thousand for the year ended March 31, 2014, which are included in “Selling, general and administrative expenses.”

The impairment loss on long-lived assets for the year ended March 31, 2014 consisted of leasehold improvements and computers, which were owned by a subsidiary in Taiwan. The amount of impairment was determined based on projected future cash flows.

The impairment mainly resulted from a delay in the start-up of business in Taiwan.